SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Accrued salary	$ 142,073	$ 130,332
Accrued salary to related parties	13,345	21,279
Other payables	55,207	197,878
Accrued operating expenses	39,293	15,329
Total	$ 249,918	$ 364,818